Note 7 - Derivative Financial Instruments (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($) T	Mar. 31, 2022 USD ($)
Derivative, Gain (Loss) on Derivative, Net	$ (9,900)	$ 9,306	$ (11,636)
Derivative Asset		1,600	900
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred		400
Other Current Assets [Member]
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset		2,400	13,500
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Reclassification from AOCI, Current Period, Tax		$ 1,000	$ 5,100
Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T		27,580